RELATED PARTY TRANSACTIONS - Acquisition of Vessels From Affiliates of Hemen (Details) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended		37 Months Ended
	Feb. 28, 2021 USD ($) vessel	Dec. 31, 2021 vessel	Dec. 31, 2021 vessel newbuilding	Dec. 31, 2017 USD ($)	Feb. 28, 2021 USD ($) vessel
Related Party Transaction [Line Items]
Debt assumed | $				$ 285.2
Number of newbuildings acquired | vessel		7
Golden Spray, Golden Fast And Golden Furious
Related Party Transaction [Line Items]
Number of newbuildings acquired | vessel			3
Hemen Holdings Ltd
Related Party Transaction [Line Items]
Tenor period	18 months
Debt term	17 years				17 years
Number of newbuildings acquired | newbuilding			3
Hemen Holdings Ltd | Golden Spray, Golden Fast And Golden Furious
Related Party Transaction [Line Items]
Number of newbuildings acquired | vessel	3				3
Hemen Holdings Ltd | Dry Bulk Carriers
Related Party Transaction [Line Items]
Debt assumed | $	$ 413.6				$ 413.6
Debt assumed, in cash | $	63.0
Debt assumed, sellers credit | $	$ 350.6
Number of vessels acquired under heads of agreement | vessel	15				15
Hemen Holdings Ltd | Dry Bulk Carriers | London Interbank Offered Rate (LIBOR) | Minimum
Related Party Transaction [Line Items]
Variable interest rate	2.35%
Hemen Holdings Ltd | Dry Bulk Carriers | London Interbank Offered Rate (LIBOR) | Maximum
Related Party Transaction [Line Items]
Variable interest rate	4.70%